Share Capital - Founder's Warrants, Warrants, Stock Options and Free Shares (Details) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 EUR (€) security	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Number of security types (security) | security	3
Net loss for the period | €	€ (5,383)	€ (21,872)	€ 68,100